Employee Benefit Plans (Expected Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
U.S. Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 16.9
2013	17.1
2014	17.4
2015	17.5
2016	17.5
2017-2021	82.5
Non-U.S. Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	0.2
2013	0.2
2014	0.2
2015	0.2
2016	0.3
2017-2021	1.7
U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	36.8
2013	38.6
2014	40.2
2015	41.8
2016	43.4
2017-2021	240.0
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	9.5
2013	9.0
2014	9.9
2015	10.7
2016	11.0
2017-2021	$ 67.6